Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheet - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of class A ordinary shares subject to possible redemption reflected on the balance sheet [Abstract]
Gross proceeds from Initial Public Offering, including sale of the Over-Allotment Units		$ 323,692,510
Less:
Fair value of Public Warrants at issuance		(15,217,550)
Offering costs allocated to Class A ordinary shares subject to possible redemption		(17,636,964)
Plus:
Initial accretion on Class A ordinary shares subject to possible redemption amount		32,854,514
Remeasurement on Class A ordinary shares subject to possible redemption amount		$ 4,433,922
Less:
Redemption of Class A ordinary shares	$ (306,691,945)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	$ 3,412,943